Related party transactions - Summary of related party transaction outstanding (Detail) - Associates - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Amounts owed by related parties
Amounts owed by related parties	£ 70.7	£ 76.0
Amounts owed to related parties
Amounts owed to related parties	(72.8)	(57.6)
Kantar
Amounts owed by related parties
Amounts owed by related parties	27.9	30.3
Amounts owed to related parties
Amounts owed to related parties	(6.3)	(6.2)
Other
Amounts owed by related parties
Amounts owed by related parties	42.8	45.7
Amounts owed to related parties
Amounts owed to related parties	£ (66.5)	£ (51.4)